Premises and Equipment	12 Months Ended
Dec. 31, 2025
Premises and Equipment
Premises and Equipment

(4) Premises and Equipment

Major classifications of premises and equipment at December 31, 2025 and 2024 are summarized as follows:

(Dollars in thousands)
	2025	2024

Land	$4,438	4,365
Buildings and improvements	18,671	18,602
Furniture and equipment	22,710	21,600
Construction in process	-	103

Total premises and equipment	45,819	44,670

Less accumulated depreciation	(31,657)	(29,823)

Total net premises and equipment	$14,162	14,847

The Bank recognized depreciation expense totaling $2.0 million and $2.1 million for the years ended December 31, 2025 and 2024, respectively.

The Bank had a $3.0 million gain on sale of premises and equipment for the year ended December 31, 2025 due to the North Carolina Department of Transportation eminent domain acquisition of the Bank’s former Mooresville branch office for the widening of NC Highway 150. The Bank had a $362,000 write-off of leasehold improvements for the year ended December 31, 2024 due to the closure of the Bank’s branch in Cary, North Carolina in 2024, which is included in other non-interest expense.